SUMMARY OF BUSINESS AND SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2025 USD ($)	Jun. 30, 2025 USD ($)	Mar. 31, 2025 USD ($)	Sep. 30, 2024 USD ($)	Jun. 30, 2024 USD ($)	Mar. 31, 2024 USD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 12, 2023	Jun. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)
Property, Plant and Equipment [Line Items]
Aggregate cash balance									$ 1,798,000
Current assets	$ 5,017,070						$ 5,017,070		3,989,455	$ 4,379,032
Current liabilities	3,421,694						3,421,694		3,573,764	3,189,851
Working capital	1,595,000						1,595,000		416,000
Stockholder's equity	6,744,072	$ 3,081,618	$ 2,616,520	$ 2,820,600	$ 2,889,241	$ 1,961,508	6,744,072	$ 2,820,600	2,997,242	7,147,330			$ 8,911,039
Loss from operations	3,913,683			511,977			7,692,638	6,690,278	7,695,319	13,879,192
Asset impairments								3,922,110	3,922,110
Interest expense									1,376,000
Net loss	1,156,583	$ 2,710,901	$ 1,736,882	837,314	$ 1,489,395	$ 5,346,663	5,604,367	7,673,373	9,071,584	12,009,982
FDIC insured amount									250,000
Unamortized deferred financing costs									233,900	273,864
Settlement payment												$ 2,761,190
Cash and restriceted cash	3,503,417			2,353,692			3,503,417	2,353,692	1,797,694	2,738,911
Income tax expense	0			$ 0			0	$ 0
Deferred tax assets, valuation allowance	(16,237,582)						(16,237,582)		(14,721,458)	(12,084,466)
Net deferred tax assets	$ 16,237,582						$ 16,237,582
Deferred tax assets									14,721,458	$ 12,084,466
Medigap Healthcare Insurance Company, LLC [Member] | Discontinued Operations [Member]
Property, Plant and Equipment [Line Items]
Net of amortization combined									4,300,000
Short term financing agreements									29,500
Net of estimated liability adjustments gain									0
Impairment loss on discontinued operations									$ 4,400,000
Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of intangible assets									3 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of intangible assets									20 years
Measurement Input, Share Price [Member]
Property, Plant and Equipment [Line Items]
Significant unobservable inputs										0.54
Measurement Input, Price Volatility [Member]
Property, Plant and Equipment [Line Items]
Significant unobservable inputs										110.0
Measurement Input, Expected Term [Member]
Property, Plant and Equipment [Line Items]
Time to expiry										4 years 11 months 26 days
Measurement Input, Expected Dividend Rate [Member]
Property, Plant and Equipment [Line Items]
Significant unobservable inputs										0	0
Measurement Input, Risk Free Interest Rate [Member]
Property, Plant and Equipment [Line Items]
Significant unobservable inputs										3.8	0.0423